UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Commodity Strategy Fund

Class I EIPCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%

Key Fund Statistics

Total Net Assets	$1,377,337,609
# of Portfolio Holdings (including derivatives)	86
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)Footnote Reference*

Value	Value
Exchange-Traded Funds	5.9%
Short-Term Investments	94.1%
Footnote	Description
Footnote*	Short-Term Investments are held as collateral for the Fund's futures contracts positions.

Commodity Exposure (% of net assets)

Energy	26.9%
Agriculture	25.1%
Industrial Metals	23.5%
Precious Metals	18.1%
Livestock	6.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EIPCX-TSR-SAR

Parametric Commodity Strategy Fund

Class A EAPCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.90%

Key Fund Statistics

Total Net Assets	$1,377,337,609
# of Portfolio Holdings (including derivatives)	86
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)Footnote Reference*

Value	Value
Exchange-Traded Funds	5.9%
Short-Term Investments	94.1%
Footnote	Description
Footnote*	Short-Term Investments are held as collateral for the Fund's futures contracts positions.

Commodity Exposure (% of net assets)

Energy	26.9%
Agriculture	25.1%
Industrial Metals	23.5%
Precious Metals	18.1%
Livestock	6.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EAPCX-TSR-SAR

Eaton Vance Stock Fund

Class A EAERX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.98%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$92,920,467
# of Portfolio Holdings (for Stock Portfolio)	53
Portfolio Turnover Rate (for Stock Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Information Technology
32.1%
Financials
12.2%
Health Care
11.8%
Communication Services
11.2%
Industrials
11.1%
Consumer Discretionary
8.8%
Consumer Staples
3.8%
Energy
2.0%
Materials
2.0%
Real Estate
1.9%
Short-Term Investments
1.6%
Utilities
1.5%

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EAERX-TSR-SAR

Eaton Vance Stock Fund

Class C ECERX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.73%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$92,920,467
# of Portfolio Holdings (for Stock Portfolio)	53
Portfolio Turnover Rate (for Stock Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECERX-TSR-SAR

Eaton Vance Stock Fund

Class I EIERX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.73%
Footnote	Description
Footnote[1]	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$92,920,467
# of Portfolio Holdings (for Stock Portfolio)	53
Portfolio Turnover Rate (for Stock Portfolio)	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EIERX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.1

Class A ETTGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,574,224,921
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Information Technology
32.3%
Financials
12.4%
Communication Services
11.9%
Health Care
11.7%
Consumer Discretionary
10.1%
Industrials
8.3%
Consumer Staples
6.2%
Energy
3.4%
Materials
1.8%
Utilities
1.0%
Real Estate
0.7%
Short-Term Investments
0.2%

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ETTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.1

Class C ECTGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.48%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,574,224,921
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

ECTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.1

Class I EITMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$2,574,224,921
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EITMX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.2

Class A EXTGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.88%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,436,129,226
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EXTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.2

Class C EZTGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,436,129,226
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EZTGX-TSR-SAR

Eaton Vance Tax-Managed Growth Fund 1.2

Class I EITGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.63%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Key Fund Statistics

Total Net Assets	$1,436,129,226
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	161
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	0.7%
Utilities	1.0%
Materials	1.8%
Energy	3.4%
Consumer Staples	6.2%
Industrials	8.3%
Consumer Discretionary	10.1%
Health Care	11.7%
Communication Services	11.9%
Financials	12.4%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.1%
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.8%
Meta Platforms, Inc., Class A	3.4%
Alphabet, Inc., Class C	3.1%
Alphabet, Inc., Class A	2.7%
Eli Lilly & Co.	2.0%
JPMorgan Chase & Co.	1.8%
Costco Wholesale Corp.	1.7%
Total	40.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

EITGX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Stock Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Stock Fund

Eaton Vance
Stock Fund
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investment in Stock Portfolio, at value (identified cost $40,849,458)	$92,951,668
Receivable for Fund shares sold	106,690
Receivable from affiliates	11,974
Total assets	$93,070,332
Liabilities
Payable for Fund shares redeemed	$114,854
Payable to affiliates:
Distribution and service fees	16,556
Payable for transfer and dividend disbursing agent fees	15,540
Accrued expenses	2,915
Total liabilities	$149,865
Net Assets	$92,920,467
Sources of Net Assets
Paid-in capital	$49,782,712
Distributable earnings	43,137,755
Net Assets	$92,920,467
Class A Shares
Net Assets	$64,101,077
Shares Outstanding	2,871,265
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.33
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$23.57
Class C Shares
Net Assets	$4,273,850
Shares Outstanding	203,212
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.03
Class I Shares
Net Assets	$24,545,540
Shares Outstanding	1,097,048
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.37
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $1,924)	$398,406
Expenses allocated from Portfolio	(280,759)
Total investment income from Portfolio	$117,647
Expenses
Distribution and service fees:
Class A	$71,729
Class C	23,640
Trustees’ fees and expenses	125
Custodian fee	7,518
Transfer and dividend disbursing agent fees	28,557
Legal and accounting services	20,467
Printing and postage	2,071
Registration fees	24,972
Miscellaneous	5,442
Total expenses	$184,521
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$47,622
Total expense reductions	$47,622
Net expenses	$136,899
Net investment loss	$(19,252)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$4,324,753
Net realized gain	$4,324,753
Change in unrealized appreciation (depreciation):
Investments	$12,058,529
Foreign currency	(10)
Net change in unrealized appreciation (depreciation)	$12,058,519
Net realized and unrealized gain	$16,383,272
Net increase in net assets from operations	$16,364,020
2
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(19,252)	$210,063
Net realized gain	4,324,753	6,121,054
Net change in unrealized appreciation (depreciation)	12,058,519	10,129,030
Net increase in net assets from operations	$16,364,020	$16,460,147
Distributions to shareholders:
Class A	$—	$(8,061,895)
Class C	—	(777,005)
Class I	—	(3,368,037)
Total distributions to shareholders	$—	$(12,206,937)
Transactions in shares of beneficial interest:
Class A	$1,027,195	$3,221,556
Class C	(1,624,036)	(878,150)
Class I	(2,330,529)	(1,183,453)
Net increase (decrease) in net assets from Fund share transactions	$(2,927,370)	$1,159,953
Net increase in net assets	$13,436,650	$5,413,163
Net Assets
At beginning of period	$79,483,817	$74,070,654
At end of period	$92,920,467	$79,483,817
3
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2024
Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$18.500	$17.510	$24.120	$22.120	$19.110	$14.720
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.007)	$0.050	$0.102	$0.049	$0.097	$0.114
Net realized and unrealized gain (loss)	3.837	4.144	(4.175)	4.959	3.346	5.023
Total income (loss) from operations	$3.830	$4.194	$(4.073)	$5.008	$3.443	$5.137
Less Distributions
From net investment income	$—	$(0.043)	$(0.118)	$(0.097)	$(0.041)	$(0.096)
From net realized gain	—	(3.161)	(2.423)	(2.913)	(0.392)	(0.653)
Total distributions	$—	$(3.204)	$(2.541)	$(3.010)	$(0.433)	$(0.749)
Portfolio transaction fee, net(1)	$—	$—	$0.004	$0.002	$(0.000)(2)	$0.002
Net asset value — End of period	$22.330	$18.500	$17.510	$24.120	$22.120	$19.110
Total Return(3)(4)	20.70%(5)	24.02%	(16.78)%	22.78%	18.22%	35.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,101	$52,274	$46,464	$61,304	$60,148	$53,153
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)	0.98%(7)(8)	0.98%(7)	0.98%(7)	0.98%	0.98%	0.98%
Net investment income (loss)	(0.07)%(8)	0.26%	0.49%	0.20%	0.51%	0.65%
Portfolio Turnover of the Portfolio	19%(5)	44%	52%	44%	70%	55%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator reimbursed certain operating expenses (equal to 0.11%, 0.13%, 0.13%, 0.07%, 0.10% and 0.12% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
4
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$17.490	$16.790	$23.230	$21.400	$18.610	$14.380
Income (Loss) From Operations
Net investment loss(1)	$(0.080)	$(0.089)	$(0.054)	$(0.130)	$(0.040)	$(0.018)
Net realized and unrealized gain (loss)	3.620	3.950	(4.014)	4.784	3.235	4.899
Total income (loss) from operations	$3.540	$3.861	$(4.068)	$4.654	$3.195	$4.881
Less Distributions
From net investment income	$—	$—	$—	$—	$(0.013)	$—
From net realized gain	—	(3.161)	(2.376)	(2.826)	(0.392)	(0.653)
Total distributions	$—	$(3.161)	$(2.376)	$(2.826)	$(0.405)	$(0.653)
Portfolio transaction fee, net(1)	$—	$—	$0.004	$0.002	$(0.000)(2)	$0.002
Net asset value — End of period	$21.030	$17.490	$16.790	$23.230	$21.400	$18.610
Total Return(3)(4)	20.24%(5)	23.13%	(17.46)%	21.88%	17.36%	34.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,274	$5,027	$5,579	$7,418	$6,728	$11,418
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)	1.73%(7)(8)	1.73%(7)	1.73%(7)	1.73%	1.73%	1.73%
Net investment loss	(0.83)%(8)	(0.49)%	(0.27)%	(0.55)%	(0.22)%	(0.11)%
Portfolio Turnover of the Portfolio	19%(5)	44%	52%	44%	70%	55%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The administrator reimbursed certain operating expenses (equal to 0.11%, 0.13%, 0.13%, 0.07%, 0.10% and 0.12% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
5
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$18.520	$17.520	$24.140	$22.130	$19.110	$14.720
Income (Loss) From Operations
Net investment income(1)	$0.017	$0.098	$0.154	$0.110	$0.146	$0.158
Net realized and unrealized gain (loss)	3.833	4.153	(4.181)	4.974	3.354	5.023
Total income (loss) from operations	$3.850	$4.251	$(4.027)	$5.084	$3.500	$5.181
Less Distributions
From net investment income	$—	$(0.090)	$(0.174)	$(0.163)	$(0.088)	$(0.140)
From net realized gain	—	(3.161)	(2.423)	(2.913)	(0.392)	(0.653)
Total distributions	$—	$(3.251)	$(2.597)	$(3.076)	$(0.480)	$(0.793)
Portfolio transaction fee, net(1)	$—	$—	$0.004	$0.002	$(0.000)(2)	$0.002
Net asset value — End of period	$22.370	$18.520	$17.520	$24.140	$22.130	$19.110
Total Return(3)(4)	20.79%(5)	24.41%	(16.62)%	23.12%	18.52%	35.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,546	$22,182	$22,027	$32,558	$40,943	$37,375
Ratios (as a percentage of average daily net assets):(6)
Expenses(4)	0.73%(7)(8)	0.73%(7)	0.73%(7)	0.73%	0.73%	0.73%
Net investment income	0.16%(8)	0.51%	0.73%	0.45%	0.76%	0.89%
Portfolio Turnover of the Portfolio	19%(5)	44%	52%	44%	70%	55%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.0005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The administrator reimbursed certain operating expenses (equal to 0.11%, 0.13%, 0.13%, 0.07%, 0.10% and 0.12% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(8)	Annualized.
6
See Notes to Financial Statements.

Eaton Vance
Stock Fund
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.2% at June 30, 2024). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
7

Eaton Vance
Stock Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 1, 2025. Pursuant to this agreement, EVM was allocated $47,622 of the Fund’s operating expenses for the six months ended June 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $7,236 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,681 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $71,729 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2024, the Fund paid or accrued to EVD $17,730 for Class C shares.
8

Eaton Vance
Stock Fund
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to $5,910 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received less than $100 and $110 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the six months ended June 30, 2024, increases and decreases in the Fund's investment in the Portfolio aggregated $8,232,507 and $11,341,243, respectively.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	245,549	$5,031,302	241,532	$4,759,148
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	426,500	7,830,540
Redemptions	(200,030)	(4,004,107)	(495,112)	(9,368,132)
Net increase	45,519	$1,027,195	172,920	$3,221,556
Class C
Sales	12,606	$ 248,739	19,000	$ 359,148
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	44,733	777,005
Redemptions	(96,794)	(1,872,775)	(108,565)	(2,014,303)
Net decrease	(84,188)	$(1,624,036)	(44,832)	$ (878,150)
Class I
Sales	369,319	$7,507,213	93,175	$1,865,470
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	183,245	3,368,037
Redemptions	(470,193)	(9,837,742)	(335,433)	(6,416,960)
Net decrease	(100,874)	$(2,330,529)	(59,013)	$(1,183,453)
9

Stock Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	34,997	$ 7,825,679
		$ 7,825,679
Biotechnology — 2.4%
AbbVie, Inc.	100,299	$ 17,203,285
		$ 17,203,285
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	172,784	$ 33,390,508
		$ 33,390,508
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	63,763	$ 8,728,517
S&P Global, Inc.	21,914	9,773,644
Stifel Financial Corp.	87,015	7,322,312
Tradeweb Markets, Inc., Class A	98,613	10,452,978
		$ 36,277,451
Chemicals — 1.0%
Linde PLC	15,376	$ 6,747,143
		$ 6,747,143
Commercial Services & Supplies — 2.1%
GFL Environmental, Inc.	188,736	$ 7,347,492
Waste Management, Inc.	34,067	7,267,854
		$ 14,615,346
Consumer Staples Distribution & Retail — 3.8%
BJ's Wholesale Club Holdings, Inc.(1)	114,627	$ 10,068,836
Walmart, Inc.	245,269	16,607,164
		$ 26,676,000
Containers & Packaging — 1.0%
AptarGroup, Inc.	52,257	$ 7,358,308
		$ 7,358,308
Electric Utilities — 1.5%
NextEra Energy, Inc.	150,870	$ 10,683,105
		$ 10,683,105
Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	58,157	$ 9,695,353
		$ 9,695,353
Entertainment — 1.8%
Netflix, Inc.(1)	15,121	$ 10,204,861
Spotify Technology SA(1)	7,738	2,428,107
		$ 12,632,968
Financial Services — 3.4%
Shift4 Payments, Inc., Class A(1)	124,307	$ 9,117,919
Visa, Inc., Class A	56,471	14,821,943
		$ 23,939,862
Ground Transportation — 1.7%
Uber Technologies, Inc.(1)	166,200	$ 12,079,416
		$ 12,079,416
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.(1)	22,720	$ 10,106,992
		$ 10,106,992
Health Care Providers & Services — 3.0%
Elevance Health, Inc.	22,002	$ 11,922,004
Tenet Healthcare Corp.(1)	69,956	9,306,246
		$ 21,228,250
Hotels, Restaurants & Leisure — 1.1%
Marriott International, Inc., Class A	33,404	$ 8,076,085
		$ 8,076,085
Insurance — 3.6%
Allstate Corp.	82,599	$ 13,187,756
W.R. Berkley Corp.	156,770	12,318,987
		$ 25,506,743
Interactive Media & Services — 7.7%
Alphabet, Inc., Class C	185,427	$ 34,011,020
Meta Platforms, Inc., Class A	40,457	20,399,229
		$ 54,410,249
IT Services — 1.5%
Gartner, Inc.(1)	22,752	$ 10,217,013
		$ 10,217,013

10
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	17,700	$ 9,788,100
		$ 9,788,100
Machinery — 0.8%
Parker-Hannifin Corp.	11,800	$ 5,968,558
		$ 5,968,558
Media — 0.8%
Comcast Corp., Class A	150,027	$ 5,875,057
		$ 5,875,057
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	126,241	$ 14,439,446
		$ 14,439,446
Pharmaceuticals — 3.5%
Eli Lilly & Co.	19,265	$ 17,442,146
Novo Nordisk AS ADR	50,571	7,218,504
		$ 24,660,650
Professional Services — 4.0%
Automatic Data Processing, Inc.	38,771	$ 9,254,250
Booz Allen Hamilton Holding Corp.	42,985	6,615,391
TransUnion	164,356	12,188,641
		$ 28,058,282
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)	76,058	$ 5,638,940
FirstService Corp.	50,571	7,705,503
		$ 13,344,443
Semiconductors & Semiconductor Equipment — 12.7%
Analog Devices, Inc.	47,200	$ 10,773,872
Broadcom, Inc.	11,581	18,593,643
Lam Research Corp.	9,168	9,762,545
NVIDIA Corp.	407,446	50,335,879
		$ 89,465,939
Software — 10.7%
Fair Isaac Corp.(1)	7,274	$ 10,828,513
Microsoft Corp.	132,327	59,143,553
Palo Alto Networks, Inc.(1)	16,014	5,428,906
		$ 75,400,972
Security	Shares	Value
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	35,877	$ 8,610,480
TJX Cos., Inc.	73,247	8,064,495
		$ 16,674,975
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	240,212	$ 50,593,451
		$ 50,593,451
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	53,161	$ 4,006,745
		$ 4,006,745
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	34,286	$ 6,040,507
		$ 6,040,507
Total Common Stocks (identified cost $376,253,477)		$692,986,881

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	11,041,181	$ 11,041,181
Total Short-Term Investments (identified cost $11,041,181)		$ 11,041,181
Total Investments — 100.0% (identified cost $387,294,658)		$704,028,062
Other Assets, Less Liabilities — (0.0)%(3)		$ (215,840)
Net Assets — 100.0%		$703,812,222
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt

11
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $376,253,477)	$692,986,881
Affiliated investments, at value (identified cost $11,041,181)	11,041,181
Dividends receivable	263,047
Dividends receivable from affiliated investments	24,316
Tax reclaims receivable	25,141
Trustees' deferred compensation plan	64,575
Total assets	$704,405,141
Liabilities
Due to custodian	$78,385
Payable to affiliates:
Investment adviser fee	336,829
Trustees' fees	9,565
Trustees' deferred compensation plan	64,575
Payable for custodian fee	50,972
Accrued expenses	52,593
Total liabilities	$592,919
Net Assets applicable to investors' interest in Portfolio	$703,812,222
12
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $13,885)	$2,869,453
Dividend income from affiliated investments	71,775
Total investment income	$2,941,228
Expenses
Investment adviser fee	$1,928,623
Trustees’ fees and expenses	28,695
Custodian fee	75,900
Legal and accounting services	13,486
Miscellaneous	18,987
Total expenses	$2,065,691
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$1,941
Total expense reductions	$1,941
Net expenses	$2,063,750
Net investment income	$877,478
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$31,786,097
Net realized gain	$31,786,097
Change in unrealized appreciation (depreciation):
Investments	$90,139,400
Foreign currency	(77)
Net change in unrealized appreciation (depreciation)	$90,139,323
Net realized and unrealized gain	$121,925,420
Net increase in net assets from operations	$122,802,898
13
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$877,478	$3,395,003
Net realized gain	31,786,097	45,840,944
Net change in unrealized appreciation (depreciation)	90,139,323	74,502,318
Net increase in net assets from operations	$122,802,898	$123,738,265
Capital transactions:
Contributions	$13,969,574	$11,099,572
Withdrawals	(27,442,285)	(90,392,247)
Net decrease in net assets from capital transactions	$(13,472,711)	$(79,292,675)
Net increase in net assets	$109,330,187	$44,445,590
Net Assets
At beginning of period	$594,482,035	$550,036,445
At end of period	$703,812,222	$594,482,035
14
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.63%(1)(2)	0.64%(2)	0.64%(2)	0.63%	0.64%	0.63%
Net investment income	0.27%(1)	0.60%	0.82%	0.55%	0.84%	0.99%
Portfolio Turnover	19%(3)	44%	52%	44%	70%	55%
Total Return	20.91%(3)	24.43%	(16.49)%	23.21%	18.61%	35.47%
Net assets, end of period (000’s omitted)	$703,812	$594,482	$550,036	$871,310	$804,446	$683,548
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(3)	Not annualized.
15
See Notes to Financial Statements.

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.2% and 86.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
16

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended June 30, 2024, the Portfolio's investment adviser fee amounted to $1,928,623 or 0.59% (annualized) of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $1,941 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $121,277,479 and $142,597,962, respectively, for the six months ended June 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$389,064,266
Gross unrealized appreciation	$316,861,104
Gross unrealized depreciation	(1,897,308)
Net unrealized appreciation	$314,963,796
17

Stock Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
6   Affiliated Investments
At June 30, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $11,041,181, which represents 1.6% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,428,547	$57,218,128	$(48,605,494)	$ —	$ —	$11,041,181	$71,775	11,041,181
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$692,986,881*	$ —	$ —	$692,986,881
Short-Term Investments	11,041,181	—	—	11,041,181
Total Investments	$ 704,028,062	$ —	$ —	$704,028,062
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
18

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
19

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Stock Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Stock Portfolio (the “Portfolio”), the portfolio in which the Fund
20

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
21

Eaton Vance
Stock Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.
22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

EAERX-NCSR    6.30.24

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Statements of Assets and Liabilities (Unaudited)

	June 30, 2024
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Assets
Investment in Tax-Managed Growth Portfolio, at value	$2,575,075,547	$1,436,736,914
Receivable for Fund shares sold	1,356,238	1,553,974
Total assets	$2,576,431,785	$1,438,290,888
Liabilities
Payable for Fund shares redeemed	$1,452,098	$1,588,222
Payable to affiliates:
Administration fee	—	174,350
Distribution and service fees	444,826	242,083
Trustees' fees	125	125
Payable for transfer and dividend disbursing agent fees	244,978	88,735
Accrued expenses	64,837	68,147
Total liabilities	$2,206,864	$2,161,662
Net Assets	$2,574,224,921	$1,436,129,226
Sources of Net Assets
Paid-in capital	$1,117,631,173	$803,806,982
Distributable earnings	1,456,593,748	632,322,244
Net Assets	$2,574,224,921	$1,436,129,226
Class A Shares
Net Assets	$2,170,787,101	$985,792,093
Shares Outstanding	19,538,956	19,738,542
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$111.10	$49.94
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$117.26	$52.71
Class C Shares
Net Assets	$5,505,475	$52,268,977
Shares Outstanding	55,760	1,094,940
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$98.74	$47.74
Class I Shares
Net Assets	$397,932,345	$398,068,156
Shares Outstanding	3,845,845	7,941,130
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$103.47	$50.13
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Statements of Operations (Unaudited)

	Six Months Ended June 30, 2024
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes, $101,805 and $56,427, respectively)	$13,760,105	$7,627,483
Expenses allocated from Portfolio	(5,153,799)	(2,856,444)
Total investment income from Portfolio	$8,606,306	$4,771,039
Expenses
Administration fee	$—	$997,897
Distribution and service fees:
Class A	2,546,285	1,144,080
Class C	29,288	250,078
Trustees’ fees and expenses	250	250
Custodian fee	25,894	25,822
Transfer and dividend disbursing agent fees	255,874	172,432
Professional fees	76,232	46,182
Printing and postage	17,196	27,552
Registration fees	29,974	30,242
Miscellaneous	74,853	31,417
Total expenses	$3,055,846	$2,725,952
Net investment income	$5,550,460	$2,045,087
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions(1)	$74,626,291	$41,353,226
Foreign currency transactions	(1,610)	(897)
Net realized gain	$74,624,681	$41,352,329
Change in unrealized appreciation (depreciation):
Investments	$298,558,046	$165,392,667
Foreign currency	(8,456)	(4,661)
Net change in unrealized appreciation (depreciation)	$298,549,590	$165,388,006
Net realized and unrealized gain	$373,174,271	$206,740,335
Net increase in net assets from operations	$378,724,731	$208,785,422
(1)	Includes $44,182,988 and $24,487,872 respectively, of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Statements of Changes in Net Assets

	Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,550,460	$13,986,190
Net realized gain	74,624,681	35,155,123
Net change in unrealized appreciation (depreciation)	298,549,590	461,206,558
Net increase in net assets from operations	$378,724,731	$510,347,871
Distributions to shareholders:
Class A	$—	$(11,070,935)
Class I	—	(2,836,689)
Total distributions to shareholders	$—	$(13,907,624)
Transactions in shares of beneficial interest:
Class A	$(72,299,094)	$(104,263,620)
Class C	(1,333,864)	(1,141,693)
Class I	10,298,161	23,238,891
Net decrease in net assets from Fund share transactions	$(63,334,797)	$(82,166,422)
Net increase in net assets	$315,389,934	$414,273,825
Net Assets
At beginning of period	$2,258,834,987	$1,844,561,162
At end of period	$2,574,224,921	$2,258,834,987

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Statements of Changes in Net Assets — continued

	Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,045,087	$6,013,868
Net realized gain	41,352,329	19,114,493
Net change in unrealized appreciation (depreciation)	165,388,006	250,077,347
Net increase in net assets from operations	$208,785,422	$275,205,708
Distributions to shareholders:
Class A	$—	$(3,752,755)
Class I	—	(2,219,213)
Total distributions to shareholders	$—	$(5,971,968)
Transactions in shares of beneficial interest:
Class A	$(11,776,747)	$(22,436,758)
Class C	(3,385,628)	(6,578,837)
Class I	3,229,579	4,515,887
Net decrease in net assets from Fund share transactions	$(11,932,796)	$(24,499,708)
Net increase in net assets	$196,852,626	$244,734,032
Net Assets
At beginning of period	$1,239,276,600	$994,542,568
At end of period	$1,436,129,226	$1,239,276,600

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$94.950	$74.460	$93.810	$75.510	$61.750	$48.150
Income (Loss) From Operations
Net investment income(1)	$0.219	$0.550	$0.491	$0.338	$0.481	$0.539
Net realized and unrealized gain (loss)	15.931	20.489	(19.363)	18.292	13.748	13.572
Total income (loss) from operations	$16.150	$21.039	$(18.872)	$18.630	$14.229	$14.111
Less Distributions
From net investment income	$—	$(0.549)	$(0.478)	$(0.330)	$(0.469)	$(0.511)
Total distributions	$—	$(0.549)	$(0.478)	$(0.330)	$(0.469)	$(0.511)
Net asset value — End of period	$111.100	$94.950	$74.460	$93.810	$75.510	$61.750
Total Return(2)	17.02%(3)	28.24%	(20.11)%	24.68%	23.05%	29.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,170,787	$1,921,882	$1,598,685	$2,108,253	$1,784,383	$1,565,795
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.72%(5)(6)	0.74%(5)	0.74%(5)	0.73%	0.76%	0.78%
Net investment income	0.43%(6)	0.65%	0.62%	0.40%	0.77%	0.96%
Portfolio Turnover of the Portfolio(7)	4%(3)	7%	3%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$84.700	$66.540	$83.920	$67.810	$55.530	$43.280
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.148)	$(0.074)	$(0.099)	$(0.268)	$0.015	$(0.018)
Net realized and unrealized gain (loss)	14.188	18.234	(17.281)	16.378	12.265	12.268
Total income (loss) from operations	$14.040	$18.160	$(17.380)	$16.110	$12.280	$12.250
Net asset value — End of period	$98.740	$84.700	$66.540	$83.920	$67.810	$55.530
Total Return(2)	16.59%(3)	27.28%	(20.71)%	23.76%	22.11%	28.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,505	$5,935	$5,665	$8,801	$9,517	$13,730
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.48%(5)(6)	1.49%(5)	1.49%(5)	1.48%	1.51%	1.55%
Net investment income (loss)	(0.33)%(6)	(0.10)%	(0.14)%	(0.35)%	0.03%	(0.04)%
Portfolio Turnover of the Portfolio(7)	4%(3)	7%	3%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$88.320	$69.290	$87.380	$70.350	$57.570	$44.920
Income (Loss) From Operations
Net investment income(1)	$0.324	$0.708	$0.644	$0.514	$0.594	$0.628
Net realized and unrealized gain (loss)	14.826	19.094	(18.050)	17.064	12.817	12.675
Total income (loss) from operations	$15.150	$19.802	$(17.406)	$17.578	$13.411	$13.303
Less Distributions
From net investment income	$—	$(0.772)	$(0.684)	$(0.548)	$(0.631)	$(0.653)
Total distributions	$—	$(0.772)	$(0.684)	$(0.548)	$(0.631)	$(0.653)
Net asset value — End of period	$103.470	$88.320	$69.290	$87.380	$70.350	$57.570
Total Return(2)	17.17%(3)	28.56%	(19.92)%	25.00%	23.31%	29.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$397,932	$331,018	$240,211	$297,628	$227,801	$183,702
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.47%(5)(6)	0.50%(5)	0.49%(5)	0.48%	0.51%	0.53%
Net investment income	0.68%(6)	0.90%	0.87%	0.64%	1.01%	1.20%
Portfolio Turnover of the Portfolio(7)	4%(3)	7%	3%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$42.720	$33.500	$42.190	$33.950	$27.770	$21.650
Income (Loss) From Operations
Net investment income(1)	$0.062	$0.192	$0.166	$0.093	$0.171	$0.205
Net realized and unrealized gain (loss)	7.158	9.216	(8.700)	8.216	6.171	6.108
Total income (loss) from operations	$7.220	$9.408	$(8.534)	$8.309	$6.342	$6.313
Less Distributions
From net investment income	$—	$(0.188)	$(0.156)	$(0.069)	$(0.162)	$(0.193)
Total distributions	$—	$(0.188)	$(0.156)	$(0.069)	$(0.162)	$(0.193)
Net asset value — End of period	$49.940	$42.720	$33.500	$42.190	$33.950	$27.770
Total Return(2)	16.93%(3)	28.05%	(20.23)%	24.48%	22.84%	29.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$985,792	$854,181	$689,946	$894,809	$736,814	$629,530
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.88%(5)(6)	0.89%(5)	0.89%(5)	0.88%	0.92%	0.93%
Net investment income	0.27%(6)	0.51%	0.46%	0.24%	0.61%	0.81%
Portfolio Turnover of the Portfolio(7)	4%(3)	7%	3%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$40.980	$32.240	$40.720	$32.960	$27.030	$21.080
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.107)	$(0.089)	$(0.099)	$(0.188)	$(0.037)	$0.003
Net realized and unrealized gain (loss)	6.867	8.829	(8.381)	7.948	5.967	5.947
Total income (loss) from operations	$6.760	$8.740	$(8.480)	$7.760	$5.930	$5.950
Net asset value — End of period	$47.740	$40.980	$32.240	$40.720	$32.960	$27.030
Total Return(2)	16.50%(3)	27.11%	(20.83)%	23.54%	21.94%	28.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,269	$47,967	$43,673	$61,484	$54,119	$61,397
Ratios (as a percentage of average daily net assets):(4)
Expenses	1.63%(5)(6)	1.64%(5)	1.65%(5)	1.63%	1.67%	1.68%
Net investment income (loss)	(0.48)%(6)	(0.24)%	(0.29)%	(0.51)%	(0.14)%	0.01%
Portfolio Turnover of the Portfolio(7)	4%(3)	7%	3%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$42.820	$33.580	$42.290	$34.030	$27.830	$21.690
Income (Loss) From Operations
Net investment income(1)	$0.120	$0.288	$0.257	$0.190	$0.242	$0.266
Net realized and unrealized gain (loss)	7.190	9.238	(8.719)	8.235	6.192	6.130
Total income (loss) from operations	$7.310	$9.526	$(8.462)	$8.425	$6.434	$6.396
Less Distributions
From net investment income	$—	$(0.286)	$(0.248)	$(0.165)	$(0.234)	$(0.256)
Total distributions	$—	$(0.286)	$(0.248)	$(0.165)	$(0.234)	$(0.256)
Net asset value — End of period	$50.130	$42.820	$33.580	$42.290	$34.030	$27.830
Total Return(2)	17.07%(3)	28.37%	(20.01)%	24.77%	23.13%	29.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$398,068	$337,129	$260,923	$326,586	$256,802	$223,771
Ratios (as a percentage of average daily net assets):(4)
Expenses	0.63%(5)(6)	0.64%(5)	0.64%(5)	0.63%	0.67%	0.68%
Net investment income	0.52%(6)	0.75%	0.72%	0.49%	0.85%	1.05%
Portfolio Turnover of the Portfolio(7)	4%(3)	7%	3%	1%	1%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio's allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio's adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(6)	Annualized.
(7)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of each Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests its assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (45.1% and 25.1% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2024). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—Each Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of each Fund.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a respective Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Deferred capital losses:
Short-term	$621,977	$349,710
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the six months ended June 30, 2024, the Funds incurred no investment adviser fee on such assets. To the extent each Fund’s assets are invested in the Portfolio, each Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the administrator of the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and an administration fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2024, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $997,897.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds' principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for six months ended June 30, 2024 were as follows:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
EVM's Sub-Transfer Agent Fees	$84,268	$31,172
EVD's Class A Sales Charges	$4,420	$26,921
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,326	$4,005
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 for Class A shares amounted to the following:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A Distribution and Service Fees	$2,546,285	$1,144,080
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended June 30, 2024, the Funds paid or accrued to EVD the following distribution fees for class C shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Distribution Fees	$21,966	$187,558
Pursuant to the Class C Plan, each Fund also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2024 amounted to the following for class C shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Service Fees	$7,322	$62,520
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A	$ —	$ —(1)
Class C	$ —(1)	$875
(1)	Amount is less than $100.
6  Investment Transactions
For the six months ended June 30, 2024, increases and decreases in each Fund's investment in the Portfolio aggregated, as follows:
Fund	Increases	Decreases
Tax-Managed Growth Fund 1.1	$2,356	$67,331,675
Tax-Managed Growth Fund 1.2	$5,845,126	$19,095,897
Decreases in each Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:
Fund	Redemptions in-kind
Tax-Managed Growth Fund 1.1	$44,140,070
Tax-Managed Growth Fund 1.2	$9,399,154
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Tax-Managed Growth Fund 1.1
	Six Months Ended June 30, 2024 (Unaudited)			Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	62,830	$ 6,484,547	87,027	$ 7,401,737
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	99,334	9,452,625
Redemptions	(765,587)	(78,783,641)	(1,415,112)	(121,117,982)
Net decrease	(702,757)	$(72,299,094)	(1,228,751)	$(104,263,620)

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.1 (continued)
	Six Months Ended June 30, 2024 (Unaudited)			Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	1,192	$ 109,038	3,003	$ 221,476
Redemptions	(15,510)	(1,442,902)	(18,066)	(1,363,169)
Net decrease	(14,318)	$(1,333,864)	(15,063)	$ (1,141,693)
Class I
Sales	715,102	$68,574,916	1,466,176	$116,507,251
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	27,698	2,451,513
Redemptions	(617,338)	(58,276,755)	(1,212,568)	(95,719,873)
Net increase	97,764	$10,298,161	281,306	$ 23,238,891
Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2024 (Unaudited)			Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	388,157	$18,178,258	712,652	$27,465,299
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	78,737	3,370,736
Redemptions	(646,082)	(29,955,005)	(1,389,390)	(53,272,793)
Net decrease	(257,925)	$(11,776,747)	(598,001)	$(22,436,758)
Class C
Sales	63,167	$ 2,789,492	152,687	$ 5,662,028
Redemptions	(138,660)	(6,175,120)	(336,827)	(12,240,865)
Net decrease	(75,493)	$(3,385,628)	(184,140)	$(6,578,837)
Class I
Sales	631,420	$29,126,685	1,623,779	$62,042,021
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	48,137	2,066,034
Redemptions	(563,152)	(25,897,106)	(1,570,170)	(59,592,168)
Net increase	68,268	$ 3,229,579	101,746	$ 4,515,887

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.6%
Boeing Co.(1)	142,446	$ 25,926,597
General Dynamics Corp.	37,550	10,894,757
General Electric Co.	163,119	25,931,027
Lockheed Martin Corp.	18,733	8,750,184
Northrop Grumman Corp.	16,117	7,026,206
RTX Corp.	156,984	15,759,624
		$ 94,288,395
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	71,226	$ 6,276,435
FedEx Corp.	76,229	22,856,503
United Parcel Service, Inc., Class B	127,908	17,504,210
		$ 46,637,148
Banks — 3.3%
Bank of America Corp.	478,599	$ 19,033,882
Fifth Third Bancorp	491,355	17,929,544
JPMorgan Chase & Co.	514,622	104,087,446
PNC Financial Services Group, Inc.	15,834	2,461,870
Regions Financial Corp.	261,997	5,250,420
Truist Financial Corp.	311,559	12,104,067
U.S. Bancorp	71,160	2,825,052
Wells Fargo & Co.	446,596	26,523,337
		$ 190,215,618
Beverages — 1.2%
Constellation Brands, Inc., Class A	66,155	$ 17,020,359
Monster Beverage Corp.(1)	322,992	16,133,450
PepsiCo, Inc.	228,875	37,748,354
		$ 70,902,163
Biotechnology — 2.2%
AbbVie, Inc.	193,103	$ 33,121,027
Amgen, Inc.	97,100	30,338,895
Argenx SE ADR(1)	41,279	17,751,621
Gilead Sciences, Inc.	42,704	2,929,921
Vertex Pharmaceuticals, Inc.(1)	83,684	39,224,365
		$ 123,365,829
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	1,419,500	$ 274,318,375
		$ 274,318,375
Security	Shares	Value
Building Products — 0.2%
Carrier Global Corp.	189,214	$ 11,935,619
		$ 11,935,619
Capital Markets — 3.0%
Bank of New York Mellon Corp.	142,205	$ 8,516,658
BlackRock, Inc.	7,289	5,738,776
Cboe Global Markets, Inc.	75,857	12,900,241
Charles Schwab Corp.	371,381	27,367,066
CME Group, Inc.	36,417	7,159,582
Goldman Sachs Group, Inc.	126,078	57,027,601
Intercontinental Exchange, Inc.	60,970	8,346,183
Moody's Corp.	66,944	28,178,738
S&P Global, Inc.	32,008	14,275,568
		$ 169,510,413
Chemicals — 1.6%
DuPont de Nemours, Inc.	142,744	$ 11,489,465
Ecolab, Inc.	110,020	26,184,760
Linde PLC	72,347	31,746,587
PPG Industries, Inc.	89,144	11,222,338
Sherwin-Williams Co.	32,982	9,842,818
		$ 90,485,968
Commercial Services & Supplies — 0.6%
Waste Connections, Inc.	57,850	$ 10,144,576
Waste Management, Inc.	108,692	23,188,351
		$ 33,332,927
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	129,548	$ 45,403,983
Cisco Systems, Inc.	517,461	24,584,572
		$ 69,988,555
Consumer Finance — 0.8%
American Express Co.	120,199	$ 27,832,079
Discover Financial Services	144,856	18,948,613
		$ 46,780,692
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	113,479	$ 96,456,015
Walmart, Inc.	985,500	66,728,205
		$ 163,184,220
Electric Utilities — 0.9%
Duke Energy Corp.	368,733	$ 36,958,109

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Edison International	197,713	$ 14,197,770
		$ 51,155,879
Electrical Equipment — 1.0%
AMETEK, Inc.	54,862	$ 9,146,044
Emerson Electric Co.	269,079	29,641,743
GE Vernova, Inc.(1)	27,228	4,669,874
Rockwell Automation, Inc.	50,722	13,962,752
		$ 57,420,413
Energy Equipment & Services — 0.3%
Halliburton Co.	166,374	$ 5,620,114
Schlumberger NV	205,631	9,701,670
		$ 15,321,784
Entertainment — 2.4%
Netflix, Inc.(1)	115,984	$ 78,275,282
Walt Disney Co.	612,448	60,809,962
		$ 139,085,244
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class A(1)	84	$ 51,428,244
Berkshire Hathaway, Inc., Class B(1)	224,230	91,216,764
Mastercard, Inc., Class A	36,635	16,161,896
Visa, Inc., Class A	212,810	55,856,241
		$ 214,663,145
Food Products — 0.4%
Hershey Co.	47,710	$ 8,770,529
Lamb Weston Holdings, Inc.	70,384	5,917,887
McCormick & Co., Inc., Non Voting Shares	96,258	6,828,543
		$ 21,516,959
Ground Transportation — 1.5%
Norfolk Southern Corp.	65,062	$ 13,968,161
Uber Technologies, Inc.(1)	551,998	40,119,214
Union Pacific Corp.	148,572	33,615,901
		$ 87,703,276
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	260,303	$ 27,048,085
Boston Scientific Corp.(1)	289,826	22,319,500
GE HealthCare Technologies, Inc.	135,517	10,559,485
Intuitive Surgical, Inc.(1)	101,205	45,021,044
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	72,313	$ 24,604,498
Zimmer Biomet Holdings, Inc.	77,057	8,362,996
		$ 137,915,608
Health Care Providers & Services — 2.0%
Elevance Health, Inc.	46,712	$ 25,311,365
HCA Healthcare, Inc.	64,083	20,588,586
UnitedHealth Group, Inc.	137,254	69,897,972
		$ 115,797,923
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A(1)	74,000	$ 11,220,620
Booking Holdings, Inc.	15,827	62,698,661
Marriott International, Inc., Class A	46,029	11,128,431
Starbucks Corp.	374,947	29,189,624
Yum! Brands, Inc.	78,214	10,360,226
		$ 124,597,562
Household Products — 1.3%
Colgate-Palmolive Co.	397,371	$ 38,560,882
Procter & Gamble Co.	220,699	36,397,679
		$ 74,958,561
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	15,509	$ 3,311,792
		$ 3,311,792
Industrial REITs — 0.2%
EastGroup Properties, Inc.	74,500	$ 12,672,450
		$ 12,672,450
Insurance — 1.6%
Aflac, Inc.	154,400	$ 13,789,464
Aon PLC, Class A	27,135	7,966,293
Arthur J. Gallagher & Co.	47,054	12,201,573
Markel Group, Inc.(1)	6,362	10,024,349
Marsh & McLennan Cos., Inc.	46,353	9,767,504
Progressive Corp.	151,029	31,370,234
Travelers Cos., Inc.	20,353	4,138,579
		$ 89,257,996
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A	857,372	$ 156,170,310

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C	980,031	$ 179,757,286
Meta Platforms, Inc., Class A	390,389	196,841,941
		$ 532,769,537
IT Services — 0.9%
Accenture PLC, Class A	147,397	$ 44,721,724
Akamai Technologies, Inc.(1)	105,245	9,480,469
		$ 54,202,193
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	176,400	$ 22,866,732
Danaher Corp.	212,007	52,969,949
		$ 75,836,681
Machinery — 1.9%
Caterpillar, Inc.	55,142	$ 18,367,800
Deere & Co.	32,269	12,056,666
Donaldson Co., Inc.	73,526	5,261,521
Dover Corp.	96,347	17,385,816
Illinois Tool Works, Inc.	143,086	33,905,659
Otis Worldwide Corp.	68,364	6,580,719
Parker-Hannifin Corp.	24,957	12,623,500
		$ 106,181,681
Media — 0.1%
Comcast Corp., Class A	147,653	$ 5,782,091
		$ 5,782,091
Metals & Mining — 0.3%
Alcoa Corp.	240,000	$ 9,547,200
Nucor Corp.	35,624	5,631,442
		$ 15,178,642
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	50,472	$ 4,513,206
		$ 4,513,206
Oil, Gas & Consumable Fuels — 3.2%
Antero Resources Corp.(1)	328,489	$ 10,718,596
Cheniere Energy, Inc.	149,498	26,136,735
ConocoPhillips	285,715	32,680,082
EOG Resources, Inc.	16,793	2,113,735
Exxon Mobil Corp.	789,802	90,922,006
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	69,480	$ 12,053,391
Phillips 66	51,867	7,322,064
		$ 181,946,609
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	136,371	$ 5,663,488
Eli Lilly & Co.	128,949	116,747,846
Johnson & Johnson	267,485	39,095,607
Merck & Co., Inc.	214,406	26,543,463
Pfizer, Inc.	210,749	5,896,757
Zoetis, Inc.	120,003	20,803,720
		$ 214,750,881
Professional Services — 0.6%
Automatic Data Processing, Inc.	68,245	$ 16,289,399
Jacobs Solutions, Inc.	54,159	7,566,554
Verisk Analytics, Inc.	46,792	12,612,784
		$ 36,468,737
Residential REITs — 0.3%
Invitation Homes, Inc.	437,000	$ 15,683,930
		$ 15,683,930
Semiconductors & Semiconductor Equipment — 11.4%
Analog Devices, Inc.	133,698	$ 30,517,905
Applied Materials, Inc.	203,182	47,948,920
Broadcom, Inc.	24,966	40,083,662
Intel Corp.	583,547	18,072,451
Lam Research Corp.	25,000	26,621,250
Marvell Technology, Inc.	70,777	4,947,312
NVIDIA Corp.	3,013,691	372,311,386
ON Semiconductor Corp.(1)	175,000	11,996,250
QUALCOMM, Inc.	332,116	66,150,865
Texas Instruments, Inc.	158,452	30,823,668
		$ 649,473,669
Software — 11.6%
Adobe, Inc.(1)	80,383	$ 44,655,972
Cadence Design Systems, Inc.(1)	83,984	25,846,076
Fortinet, Inc.(1)	100,000	6,027,000
Intuit, Inc.	37,210	24,454,784
Microsoft Corp.	909,092	406,318,669
Oracle Corp.	77,826	10,989,031
Palo Alto Networks, Inc.(1)	168,632	57,167,934
Salesforce, Inc.	112,456	28,912,438

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
ServiceNow, Inc.(1)	63,729	$ 50,133,693
Workday, Inc., Class A(1)	35,900	8,025,804
		$ 662,531,401
Specialized REITs — 0.2%
CubeSmart	303,500	$ 13,709,095
		$ 13,709,095
Specialty Retail — 2.5%
Lowe's Cos., Inc.	212,443	$ 46,835,184
O'Reilly Automotive, Inc.(1)	31,700	33,477,102
Ross Stores, Inc.	139,505	20,272,867
TJX Cos., Inc.	219,657	24,184,236
Tractor Supply Co.	50,157	13,542,390
Ulta Beauty, Inc.(1)	16,927	6,531,621
		$ 144,843,400
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	1,935,119	$ 407,574,764
		$ 407,574,764
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	419,131	$ 31,589,903
		$ 31,589,903
Tobacco — 0.4%
Altria Group, Inc.	157,274	$ 7,163,831
Philip Morris International, Inc.	162,661	16,482,439
		$ 23,646,270
Total Common Stocks (identified cost $1,659,213,394)		$5,707,007,204

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	9,391,380	$ 9,391,380
Total Short-Term Investments (identified cost $9,391,380)		$ 9,391,380
Total Investments — 100.0% (identified cost $1,668,604,774)		$5,716,398,584
Other Assets, Less Liabilities — (0.0)%(3)		$ (1,674,755)
Net Assets — 100.0%		$5,714,723,829
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Amount is less than (0.05)%.
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,659,213,394)	$5,707,007,204
Affiliated investments, at value (identified cost $9,391,380)	9,391,380
Dividends receivable	2,038,653
Dividends receivable from affiliated investments	39,422
Receivable for investments sold	4,391,410
Tax reclaims receivable	393,691
Receivable from affiliates	2,895
Trustees' deferred compensation plan	292,138
Total assets	$5,723,556,793
Liabilities
Payable for investments purchased	$5,845,271
Payable to affiliates:
Investment adviser fee	1,865,701
Trustees' deferred compensation plan	292,138
Accrued expenses	829,854
Total liabilities	$8,832,964
Net Assets applicable to investors' interest in Portfolio	$5,714,723,829

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $226,568)	$30,367,042
Dividend income from affiliated investments	298,009
Total investment income	$30,665,051
Expenses
Investment adviser fee	$10,834,228
Trustees’ fees and expenses	27,125
Custodian fee	338,388
Professional fees	265,884
Miscellaneous	135,940
Total expenses	$11,601,565
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$117,344
Total expense reductions	$117,344
Net expenses	$11,484,221
Net investment income	$19,180,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$166,502,630
Foreign currency transactions	(3,581)
Net realized gain	$166,499,049
Change in unrealized appreciation (depreciation):
Investments	$665,742,622
Foreign currency	(18,918)
Net change in unrealized appreciation (depreciation)	$665,723,704
Net realized and unrealized gain	$832,222,753
Net increase in net assets from operations	$851,403,583
(1)	Aggregate amount includes $98,711,497 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$19,180,830	$52,994,979
Net realized gain	166,499,049	59,644,550
Net change in unrealized appreciation (depreciation)	665,723,704	2,155,004,517
Net increase in net assets from operations	$851,403,583	$2,267,644,046
Capital transactions:
Contributions	$9,622,139	$90,713,310
Withdrawals	(181,173,278)	(27,916,548,380)
Net decrease in net assets from capital transactions	$(171,551,139)	$(27,825,835,070)
Net increase (decrease) in net assets	$679,852,444	$(25,558,191,024)
Net Assets
At beginning of period	$5,034,871,385	$30,593,062,409
At end of period	$5,714,723,829	$5,034,871,385

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.43%(1)(2)(3)	0.43%(2)(3)	0.43%(3)	0.43%	0.44%	0.45%
Net investment income	0.72%(1)	0.95%	0.93%	0.69%	1.07%	1.28%
Portfolio Turnover(4)	4%(5)	7%	3%	1%	1%	1%
Total Return	17.19%(5)	28.67%	(19.86)%	25.05%	23.42%	29.87%
Net assets, end of period (000’s omitted)	$5,714,724	$5,034,871	$30,593,062	$37,312,610	$27,986,714	$22,013,353
(1)	Annualized.
(2)	The investment adviser reimbursed certain operating expenses (equal to less than 0.005% and 0.02% of average daily net assets for the six months ended June 30, 2024 and the year ended December 31, 2023, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(4)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.
(5)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2024, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 24.6%, 45.1%, 25.1%, and 5.2% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

As of June 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the six months ended June 30, 2024, the Portfolio's investment adviser fee amounted to $10,834,228 or 0.40% (annualized) of the Portfolio's average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser fee paid was reduced by $8,248 relating to the Portfolio’s investment in the Liquidity Fund.

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement agreement with BMR may be changed or terminated after January 13, 2026. For the six months ended June 30, 2024, BMR waived or reimbursed expenses of $109,096.
Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and investments transferred from the Portfolio, aggregated $227,015,873 and $237,540,515, respectively, for the six months ended June 30, 2024. In addition, investors contributed securities with an aggregate market value of $0 and investments having an aggregate market value of $142,694,152 were distributed in payment for capital withdrawals during the six months ended June 30, 2024.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,841,361,980
Gross unrealized appreciation	$3,875,464,022
Gross unrealized depreciation	(427,418)
Net unrealized appreciation	$3,875,036,604
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
6  Affiliated Investments
At June 30, 2024, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $9,391,380, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,564,731	$91,834,104	$(85,007,455)	$ —	$ —	$9,391,380	$298,009	9,391,380

Tax-Managed Growth Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,707,007,204*	$ —	$ —	$5,707,007,204
Short-Term Investments	9,391,380	—	—	9,391,380
Total Investments	$ 5,716,398,584	$ —	$ —	$5,716,398,584
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2024
Board of Trustees’ Contract Approval — continued

“Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Tax-Managed Growth Fund 1.1
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2024
Board of Trustees’ Contract Approval — continued

“Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Tax-Managed Growth Fund 1.2
June 30, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

ETTGX-NCSR    6.30.24

Parametric
Commodity Strategy Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Parametric
Commodity Strategy Fund

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 5.3%
Security	Shares	Value
Equity Funds — 5.3%
SPDR Gold MiniShares Trust(1)	1,577,000	$ 72,683,930
Total Exchange-Traded Funds (identified cost $54,345,418)		$ 72,683,930

Short-Term Investments — 84.2%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	36,865,568	$ 36,865,568
Total Affiliated Fund (identified cost $36,865,568)		$ 36,865,568

U.S. Treasury Obligations — 81.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/11/24	$41,830	$ 41,769,037
0.00%, 8/1/24	15,130	15,061,737
0.00%, 8/8/24	129,410	128,694,901
0.00%, 9/5/24	47,660	47,205,062
0.00%, 10/31/24	30,720	30,181,768
0.00%, 11/29/24	15,590	15,255,523
0.00%, 12/26/24	20,947	20,417,751
0.00%, 1/23/25	60,367	58,674,376
0.00%, 2/20/25	30,720	29,729,088
0.00%, 3/20/25	52,127	50,251,812
0.00%, 4/17/25	20,947	20,118,910
0.00%, 5/15/25	70,947	67,884,011
U.S. Treasury Bonds, 7.625%, 2/15/25	20,947	21,283,126
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25(3)	89,813	89,008,831
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Notes:(3)
0.125%, 7/15/24	$132,033	$ 131,948,532
0.125%, 4/15/25	60,687	59,037,213
U.S. Treasury Notes:
0.25%, 5/31/25	50,000	47,813,167
0.375%, 8/15/24	13,750	13,664,952
0.375%, 4/30/25	20,947	20,134,687
1.125%, 1/15/25	23,830	23,306,305
1.25%, 8/31/24	13,750	13,654,104
1.375%, 1/31/25	23,830	23,296,813
1.50%, 2/15/25	20,947	20,457,699
1.75%, 3/15/25	36,537	35,661,157
2.75%, 5/15/25	20,947	20,514,609
3.00%, 7/31/24	13,750	13,722,938
3.875%, 3/31/25	15,590	15,437,554
4.25%, 5/31/25	50,000	49,584,714
Total U.S. Treasury Obligations (identified cost $1,125,177,150)		$1,123,770,377
Total Short-Term Investments (identified cost $1,162,042,718)		$1,160,635,945
Total Investments — 89.5% (identified cost $1,216,388,136)		$1,233,319,875
Other Assets, Less Liabilities — 10.5%		$ 144,017,734
Net Assets — 100.0%		$1,377,337,609
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	312	Long	8/30/24	$ 26,267,280	$ 2,053,320
Cocoa	283	Long	9/13/24	21,878,730	180,240
Coffee	638	Long	9/18/24	54,261,900	6,638,878
1
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Copper	433	Long	9/26/24	$ 47,537,988	$(1,954,525)
Corn	2,208	Long	9/13/24	44,988,000	(6,695,711)
Cotton No. 2	625	Long	12/6/24	22,715,625	(1,016,780)
Feeder Cattle	93	Long	9/26/24	12,073,725	159,725
Gold	112	Long	12/27/24	26,718,720	(397,240)
Kansas Wheat	400	Long	9/13/24	11,725,000	(1,374,950)
Lean Hogs	771	Long	10/14/24	23,353,590	(1,122,300)
Live Cattle	688	Long	10/31/24	50,877,600	1,255,890
LME Copper	201	Long	7/15/24	47,684,537	576,468
LME Copper	197	Long	8/19/24	47,015,478	(1,947,151)
LME Copper	200	Long	9/16/24	47,960,750	(1,754,350)
LME Lead	447	Long	7/15/24	24,463,640	503,322
LME Lead	443	Long	8/19/24	24,506,206	(147,961)
LME Lead	442	Long	9/16/24	24,631,003	(79,671)
LME Nickel	447	Long	7/15/24	45,844,070	(1,765,748)
LME Nickel	432	Long	8/19/24	44,557,102	(5,410,403)
LME Nickel	434	Long	9/16/24	44,978,267	(2,774,041)
LME Primary Aluminum	1,531	Long	7/15/24	95,324,653	1,475,884
LME Primary Aluminum	1,513	Long	8/19/24	94,909,734	(2,012,791)
LME Primary Aluminum	1,544	Long	9/16/24	97,409,416	(4,073,612)
LME Tin	82	Long	7/15/24	13,338,530	1,600,640
LME Tin	75	Long	8/19/24	12,243,000	249,000
LME Tin	75	Long	9/16/24	12,280,500	516,000
LME Zinc	731	Long	7/15/24	52,821,146	4,344,150
LME Zinc	684	Long	8/19/24	49,855,905	17,502
LME Zinc	677	Long	9/16/24	49,682,830	1,089,801
Low Sulphur Gasoil	699	Long	9/12/24	54,801,600	5,222,650
Natural Gas	2,657	Long	12/27/24	101,603,680	(4,490,012)
NY Harbor ULSD	509	Long	8/30/24	54,490,384	4,477,242
Palladium	263	Long	9/26/24	25,718,770	540,760
Platinum	493	Long	10/29/24	24,997,565	8,735
RBOB Gasoline	1,035	Long	8/30/24	107,414,370	7,352,881
Robusta Coffee	286	Long	9/24/24	11,471,460	(875,570)
Silver	676	Long	9/26/24	99,912,800	8,771,773
Soybean Meal	708	Long	12/13/24	23,753,400	(2,527,070)
Soybean Oil	1,875	Long	12/13/24	49,263,750	(431,400)
Soybeans	858	Long	11/14/24	47,361,600	(4,110,949)
Sugar No. 11	1,073	Long	9/30/24	24,395,728	1,208,895
Wheat	743	Long	9/13/24	21,305,525	(2,583,037)
White Sugar	449	Long	9/13/24	12,893,035	796,780
WTI Crude Oil	330	Long	8/20/24	26,611,200	2,384,370
LME Copper	(201)	Short	7/15/24	(47,684,537)	2,007,889
LME Copper	(197)	Short	8/19/24	(47,015,478)	1,785,411
2
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Lead	(447)	Short	7/15/24	$(24,463,640)	$ 246,520
LME Lead	(443)	Short	8/19/24	(24,506,206)	79,408
LME Nickel	(447)	Short	7/15/24	(45,844,070)	5,693,269
LME Nickel	(432)	Short	8/19/24	(44,557,102)	2,776,887
LME Primary Aluminum	(1,531)	Short	7/15/24	(95,324,653)	2,099,568
LME Primary Aluminum	(1,513)	Short	8/19/24	(94,909,734)	3,986,377
LME Tin	(82)	Short	7/15/24	(13,338,530)	(54,150)
LME Tin	(75)	Short	8/19/24	(12,243,000)	(507,004)
LME Zinc	(731)	Short	7/15/24	(52,821,146)	200,429
LME Zinc	(684)	Short	8/19/24	(49,855,905)	(1,030,446)
					$21,163,792
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
3
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Unaffiliated investments, at value (identified cost $1,179,522,568)	$1,196,454,307
Affiliated investments, at value (identified cost $36,865,568)	36,865,568
Deposits for derivatives collateral — futures contracts	136,906,000
Interest receivable	2,922,571
Dividends receivable from affiliated investments	402,085
Receivable for Fund shares sold	3,423,685
Receivable for variation margin on open futures contracts	6,527,859
Trustees' deferred compensation plan	23,242
Total assets	$1,383,525,317
Liabilities
Payable for Fund shares redeemed	$5,040,886
Payable to affiliates:
Investment adviser and administration fee	604,749
Distribution and service fees	22,395
Trustees' fees	9,625
Trustees' deferred compensation plan	23,242
Accrued expenses	486,811
Total liabilities	$6,187,708
Net Assets	$1,377,337,609
Sources of Net Assets
Paid-in capital	$1,758,581,830
Accumulated loss	(381,244,221)
Net Assets	$1,377,337,609
Class A Shares
Net Assets	$108,189,545
Shares Outstanding	16,865,324
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.41
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$6.63
Class I Shares
Net Assets	$1,269,148,064
Shares Outstanding	195,643,298
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.49
On sales of $100,000 or more, the offering price of Class A shares is reduced.
4
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income from affiliated investments	$4,903,276
Interest income	27,543,531
Total investment income	$32,446,807
Expenses
Investment adviser and administration fee	$3,457,933
Distribution and service fees:
Class A	131,213
Trustees’ fees and expenses	21,000
Custodian fee	157,505
Transfer and dividend disbursing agent fees	446,849
Legal and accounting services	90,120
Printing and postage	24,410
Registration fees	33,078
Miscellaneous	37,961
Total expenses	$4,400,069
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$139,904
Total expense reductions	$139,904
Net expenses	$4,260,165
Net investment income	$28,186,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Futures contracts	$67,348,357
Net realized gain	$67,348,357
Change in unrealized appreciation (depreciation):
Investments	$7,434,542
Futures contracts	8,662,451
Net change in unrealized appreciation (depreciation)	$16,096,993
Net realized and unrealized gain	$83,445,350
Net increase in net assets from operations	$111,631,992
5
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$28,186,642	$53,954,917
Net realized gain (loss)	67,348,357	(94,127,427)
Net change in unrealized appreciation (depreciation)	16,096,993	(38,275,579)
Net increase (decrease) in net assets from operations	$111,631,992	$(78,448,089)
Distributions to shareholders:
Class A	$—	$(3,611,212)
Class I	—	(40,103,075)
Total distributions to shareholders	$—	$(43,714,287)
Transactions in shares of beneficial interest:
Class A	$(5,263,724)	$(29,164,244)
Class I	69,213,420	(416,072,596)
Net increase (decrease) in net assets from Fund share transactions	$63,949,696	$(445,236,840)
Net increase (decrease) in net assets	$175,581,688	$(567,399,216)
Net Assets
At beginning of period	$1,201,755,921	$1,769,155,137
At end of period	$1,377,337,609	$1,201,755,921
6
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Financial Highlights

	Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$5.860	$6.370	$6.260	$5.510	$5.270	$4.880
Income (Loss) From Operations
Net investment income (loss)(1)	$0.129	$0.210	$0.059	$(0.047)	$(0.002)	$0.077
Net realized and unrealized gain (loss)	0.421	(0.519)	0.994	1.657	0.408	0.372
Total income (loss) from operations	$0.550	$(0.309)	$1.053	$1.610	$0.406	$0.449
Less Distributions
From net investment income	$—	$(0.201)	$(0.943)	$(0.860)	$(0.161)	$(0.059)
From net realized gain	—	—	—	—	(0.005)	—
Total distributions	$—	$(0.201)	$(0.943)	$(0.860)	$(0.166)	$(0.059)
Net asset value — End of period	$6.410	$5.860	$6.370	$6.260	$5.510	$5.270
Total Return(2)	9.39%(3)	(4.86)%	17.05%	29.60%	7.73%(4)	9.18%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$108,190	$104,222	$143,687	$92,413	$27,473	$9,700
Ratios (as a percentage of average daily net assets):
Expenses	0.90%(5)(6)	0.92%(6)	0.90%(6)	0.91%	0.93%(4)	0.90%(4)
Net investment income (loss)	4.18%(5)	3.38%	0.81%	(0.71)%	(0.03)%	1.51%
Portfolio Turnover	0%	0%	20%	0%	0%	0%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.06% of average daily net assets for the years ended December 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively.)
7
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Consolidated Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$5.920	$6.440	$6.310	$5.550	$5.310	$4.930
Income (Loss) From Operations
Net investment income (loss)(1)	$0.138	$0.228	$0.075	$(0.031)	$0.018	$0.088
Net realized and unrealized gain (loss)	0.432	(0.529)	1.017	1.664	0.394	0.374
Total income (loss) from operations	$0.570	$(0.301)	$1.092	$1.633	$0.412	$0.462
Less Distributions
From net investment income	$—	$(0.219)	$(0.962)	$(0.873)	$(0.167)	$(0.082)
From net realized gain	—	—	—	—	(0.005)	—
Total distributions	$—	$(0.219)	$(0.962)	$(0.873)	$(0.172)	$(0.082)
Net asset value — End of period	$6.490	$5.920	$6.440	$6.310	$5.550	$5.310
Total Return(2)	9.63%(3)	(4.69)%	17.56%	29.80%	7.79%(4)	9.58%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,269,148	$1,097,534	$1,625,468	$1,360,085	$410,539	$332,240
Ratios (as a percentage of average daily net assets):
Expenses	0.65%(5)(6)	0.67%(6)	0.65%(6)	0.66%	0.68%(4)	0.65%(4)
Net investment income (loss)	4.44%(5)	3.63%	1.02%	(0.46)%	0.37%	1.70%
Portfolio Turnover	0%	0%	20%	0%	0%	0%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.01% and 0.06% of average daily net assets for the years ended December 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022, respectively.)
8
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
June 30, 2024
Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2024 were $230,639,588 or 16.7% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities (exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
9

Parametric
Commodity Strategy Fund
June 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary's income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.
As of June 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at contract expiration), depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Interim Consolidated Financial Statements—The interim consolidated financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $36,302,192 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2023, $36,302,192 are short-term.
10

Parametric
Commodity Strategy Fund
June 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund's investment in the Subsidiary, at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,450,457,309
Gross unrealized appreciation	$85,841
Gross unrealized depreciation	(73,831,027)
Net unrealized depreciation	$(73,745,186)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The investment adviser and adminstration fee is computed at an annual rate as a percentage of the Fund’s consolidated average daily net assets as follows and is payable monthly:
Consolidated Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the six months ended June 30, 2024, the investment adviser and administration fee amounted to $3,457,933 or 0.54% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment adviser and administration fee paid was reduced by $139,904 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, EVM earned $14,912 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,301 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2024. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2024 amounted to $131,213 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
11

Parametric
Commodity Strategy Fund
June 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
There were no purchases and sales of investments, other than short-term obligations, for the six months ended June 30, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	2,998,102	$ 18,589,399	5,893,400	$ 36,774,602
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	605,339	3,559,393
Redemptions	(3,904,192)	(23,853,123)	(11,269,576)	(69,498,239)
Net decrease	(906,090)	$ (5,263,724)	(4,770,837)	$ (29,164,244)
Class I
Sales	45,552,026	$286,817,252	87,143,649	$ 547,778,007
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—	6,566,252	39,003,536
Redemptions	(35,207,138)	(217,603,832)	(160,884,990)	(1,002,854,139)
Net increase (decrease)	10,344,888	$ 69,213,420	(67,175,089)	$ (416,072,596)
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2024 is included in the Consolidated Portfolio of Investments. At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts, and in commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
12

Parametric
Commodity Strategy Fund
June 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$70,300,664(1)	$(49,136,872)(1)
(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$67,348,357(1)	$8,662,451(2)
(1)	Consolidated Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended June 30, 2024, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$1,735,973,000	$546,567,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling  $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2024.
13

Parametric
Commodity Strategy Fund
June 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

10  Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $36,865,568, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$66,269,993	$1,341,371,695	$(1,370,776,120)	$ —	$ —	$36,865,568	$4,903,276	36,865,568
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 72,683,930	$ —	$ —	$ 72,683,930
Short-Term Investments:
Affiliated Fund	36,865,568	—	—	36,865,568
U.S. Treasury Obligations	—	1,123,770,377	—	1,123,770,377
Total Investments	$109,549,498	$1,123,770,377	$ —	$1,233,319,875
Futures Contracts	$ 70,300,664	$ —	$ —	$ 70,300,664
Total	$179,850,162	$1,123,770,377	$ —	$1,303,620,539
Liability Description
Futures Contracts	$(49,136,872)	$ —	$ —	$ (49,136,872)
Total	$(49,136,872)	$ —	$ —	$ (49,136,872)
14

Parametric
Commodity Strategy Fund
June 30, 2024
Notes to Consolidated Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Commodities
The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
15

Parametric
Commodity Strategy Fund
June 30, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1        Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
16

Parametric
Commodity Strategy Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Commodity Strategy Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio
17

Parametric
Commodity Strategy Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s investment professionals in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements, respectively, that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
18

Parametric
Commodity Strategy Fund
June 30, 2024
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
19

EAPCX-NCSR    6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 23, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 23, 2024